Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2020
Accrued Liabilities and Other Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 12 – ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Components of accrued expenses and other current liabilities are as follows:

	As of December 31,
	2020	2019

VAT payable	$472,926	$866,121
Accrued payroll and welfare	25,927	78,409
Refundable deposits	-	289,556
Accrued expenses	-	24,259
Others	30,331	79,728
Total	$529,184	$1,338,073